Summary of Significant Accounting Policies - Schedule of Securities that were Excluded from the Diluted Per Share (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		2,169,030	414,659
Options to purchase common stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		52,479	56,880
Warrants to purchase common stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		182,996	43,035
Series A Preferred Stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[1]	60,000	60,000
Series B Preferred Stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[2]	194,004	194,004
Series C Preferred Stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[3]	1,452,282
Convertible notes [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[4]	227,269	60,740

[1]	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.
[2]	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.
[3]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[4]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $67.50 and $22.50 per share for the year ended December 31, 2023.